UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-07540

             ------------------------------------------------------

                       Global High Income Dollar Fund Inc.

   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

   --------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                   UBS Global Asset Management (Americas) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code:  212-882 5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              GLOBAL HIGH INCOME
              DOLLAR FUND INC.
              SEMIANNUAL REPORT
              APRIL 30, 2006

GLOBAL HIGH INCOME DOLLAR FUND INC.

June 15, 2006

DEAR SHAREHOLDER,

We are pleased to present you with the semiannual report for Global High Income Dollar Fund Inc. (the "Fund") for the six-month period ended April 30, 2006.

During the reporting period, the Fund completed a successful nontransferable rights offering. This offering provided shareholders the opportunity to purchase additional shares at a discount to the prevailing market price. In addition, the new proceeds enabled the Fund to pursue investment opportunities without selling holdings to generate capital for those purchases. This mitigated the need for the Fund to record realized capital gains (through the sale of securities), and generally improved the Fund's tax and trading efficiency.

PERFORMANCE

Over the six-month period ended April 30, 2006, the Fund's net asset value return was 7.33%, compared with the 5.59% median net asset value return of its Lipper peer group, the Lipper Emerging Markets Debt Funds, and the 4.85% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index--Global (the "Index"). On a market price basis, the Fund declined 1.91% over the six-month period, compared with its Lipper peer group's median market price return of 5.91% over the same timeframe. (For more on the Fund's performance, please refer to "Performance at a Glance" on page 6.)

The Fund did not use leverage during the period. Leverage magnifies returns on both the upside and on the downside, and creates a wider range of returns within the Fund's peer group.

--------------------------------------------------------------------------------
GLOBAL HIGH INCOME DOLLAR FUND INC.

INVESTMENT GOALS:

Primarily, high level of current income; secondarily, capital appreciation.

PORTFOLIO MANAGEMENT:

Portfolio management team, including Uwe Schillhorn

UBS Global Asset Management (Americas) Inc.

COMMENCEMENT:

October 8, 1993

NYSE SYMBOL:

GHI

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

AN INTERVIEW WITH PORTFOLIO MANAGER UWE SCHILLHORN

Q. WHY WAS THE FUND'S MARKET PRICE RETURN SO DIFFERENT FROM ITS LIPPER PEER GROUP'S?

A. Many factors can affect whether investors are willing to pay more or less for a fund than the net asset value of the shares, and hence,

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

   whether a fund trades at a premium or a discount. Throughout the reporting period, the Fund continued to trade at a premium to its underlying net asset value, although that price difference narrowed as the period progressed.

   During the past six months, interest rates rose substantially, and emerging markets debt performance was rather volatile, particularly during the second half of the Fund's reporting period. After the period ended, that volatility continued as many emerging markets debt indexes declined. While it is difficult to predict how the market will react, any significant developments or price changes within emerging markets could potentially impact the Fund's market price.

   Looking back, while both market volatility and rising interest rates may have had an effect on the Fund's market price during the semiannual period, the Fund's management team ultimately is unable to predict whether the Fund will trade at a discount or a premium, as there are many external factors that influence market trading.

Q. HOW DID EMERGING MARKETS DEBT PERFORM OVER THE PERIOD?

A. Emerging markets debt continued to post solid returns during what was a relatively challenging period for fixed income investors. On a global level, interest rates in the United States and in other developed nations continued to rise, reflecting both the good health of worldwide economies and the desire of central banks to temper that growth and keep inflation in check.

   In general, as interest rates rose over the last six months, bond yields rose with them, which was an issue of some concern to us. As yields on developed markets bonds continued to rise, yields in emerging markets did not keep pace. This was especially true during the first quarter of 2006, when yield spreads between US Treasuries and similarly dated emerging markets debt tightened by more than 40 basis points. (Yield spread is the difference in yield between bonds. A basis point is one one-hundredth of one percent.)

   Although tightening spreads are generally a positive event for current bond holders, they can potentially have a detrimental effect on the global demand for emerging markets debt. When yields on developed markets bonds are high, investors may have less incentive to take on the incremental risk associated with investing in emerging markets. In this type of environment, we believe that active management through disciplined country, sector and security selection becomes particularly important. Although security selection detracted slightly from our returns during the period, our country allocation decisions more than made up for it, and added significantly to Fund performance on a net asset value basis.

--------------------------------------------------------------------------------
2

GLOBAL HIGH INCOME DOLLAR FUND INC.

Q. WITH THAT IN MIND, WERE THERE ANY SIGNIFICANT THEMES AT THE REGIONAL LEVEL?

A. Emerging market economies in general appeared to be on solid footing throughout the period, which was a positive for the Fund. For the most part, the economies of Latin America continued to expand in concert, with certain countries in the region exceeding growth expectations. We found this region to be relatively attractive given its recent strength. Argentina represented the Fund's largest overweight position versus the Index at period end, and our position there benefited performance.

   For years, inflation in Argentina spiraled out of control, devaluing the country's currency to nearly worthless levels. Over the last several years, however, the government has taken significant steps to restructure debts and stabilize its currency. Similarly, Ecuador has also shown signs of improvement, and although our position there is not as significant, it did help Fund performance.

Q. WHAT OTHER EMERGING MARKETS HAD A SIGNIFICANT IMPACT ON PERFORMANCE?

A. Mexico, Brazil and Venezuela were all rather significant underweight positions during the period, primarily because we believed other countries in the region--such as Argentina and Ecuador--represented more attractive opportunities. Although those three countries posted positive returns during the period, our active allocation into other investment opportunities benefited performance.

   Our position in Turkey had a mixed effect on relative returns. For several years, Turkey has sought membership in the European Union, and market demand for the country's debt has fluctuated based in part on how likely investors felt the nation's admittance was. Although we have at times held a larger exposure to Turkey, at the end of the period, we believed the country's debt was generally overvalued, and we were underweight as a result.

   The Ivory Coast was another noteworthy country. Spreads there tightened substantially over the period as political improvements indicated that a more stable economy may be on the horizon. After three years of civil war, there are some signs that the country's government is gaining support, which we investors see as key in rebuilding the nation's impoverished economy. We had a relatively small position in the Ivory Coast, but our exposure contributed positively to total returns.

Q. IN TERMS OF YIELD CURVE POSITIONING, HOW DID YOU STRUCTURE THE PORTFOLIO DURING THE PERIOD?

A. We had anticipated a global increase in interest rates during the past six months and positioned the portfolio accordingly. The Fund's US

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

   interest rate duration was below that of the Index, making the Fund less sensitive to US rate increases, which helped performance. The US Federal Reserve Board (the "Fed") continued its tightening campaign, raising short-term rates four times during the period and once more after the period ended, bringing the federal funds rate to 5.00%. (The federal funds rate is the interest rate banks charge each other for overnight loans.) Our short-duration positioning added to returns as yields rose during the period.

Q. WHAT IS YOUR GENERAL OUTLOOK FOR EMERGING MARKETS DEBT OVER THE COMING
   MONTHS?

A. We believe that given the recent strong performance in emerging markets debt, country weightings and security selection should be of heightened importance. We also believe that our active allocation process should enable the Fund's management team to identify those risks our analysis indicates are most likely to be appropriately compensated, and to structure the portfolio accordingly. We believe such a strategy is likely to help the Fund prudently pursue its investment objectives over the coming months.

--------------------------------------------------------------------------------
4

GLOBAL HIGH INCOME DOLLAR FUND INC.

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. Douglas Beck, CFA
President
Global High Income Dollar Fund Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

/s/ Uwe Schillhorn

Uwe Schillhorn, CFA
Portfolio Management Team Member
Global High Income Dollar Fund Inc.
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended April 30, 2006. The views and opinions in the letter were current as of June 15, 2006. They are not guarantees of performance or investment results, and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

* MUTUAL FUNDS ARE SOLD BY PROSPECTUS ONLY. YOU SHOULD READ IT CAREFULLY AND CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, EXPENSES AND OTHER IMPORTANT INFORMATION CONTAINED IN THE PROSPECTUS BEFORE INVESTING. PROSPECTUSES FOR MOST OF OUR FUNDS CAN BE OBTAINED FROM YOUR FINANCIAL ADVISOR, BY CALLING UBS FUNDS AT 800-647 1568 OR BY VISITING OUR WEB SITE AT WWW.UBS.COM/GLOBALAM-US.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/06

TOTAL RETURNS                                       6 MONTHS      1 YEAR      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
GLOBAL HIGH INCOME DOLLAR FUND INC.
---------------------------------------------------------------------------------------------------
Net asset value*                                      7.33%       16.64%       15.39%       12.89%
---------------------------------------------------------------------------------------------------
Market price*                                        -1.91%        5.40%       17.45%       15.54%
---------------------------------------------------------------------------------------------------

LIPPER EMERGING MARKETS DEBT FUNDS MEDIAN**
---------------------------------------------------------------------------------------------------
Net asset value*                                      5.59%       15.41%       16.41%       13.25%
---------------------------------------------------------------------------------------------------
Market price*                                         5.91%        6.26%       14.84%       13.12%
---------------------------------------------------------------------------------------------------

J.P. MORGAN EMBI GLOBAL INDEX*                        4.85%       11.97%       12.17%       12.10%
---------------------------------------------------------------------------------------------------

* Past performance does not predict future performance. The return and value of an investment will fluctuate, so that an investor's Fund shares, when sold, may be worth more or less than their original cost. Fund net asset value ("NAV") return assumes, for illustration only, that dividends/distributions were reinvested at the NAV on the payable dates. Fund market price returns assume that dividends/distributions were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of less than one year have not been annualized.

   Returns do not reflect taxes that a shareholder would pay on Fund dividends/ distributions or brokerage commissions and taxes on the sale of Fund shares.

** Lipper peer group data calculated by Lipper Inc.; used with permission. The
   Lipper median is the return of the fund that places in the middle of the peer group.

--------------------------------------------------------------------------------
6

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS*                          4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
Net Asset Value                            $14.91                   $15.72                  $15.15
---------------------------------------------------------------------------------------------------
Market Price                               $15.50                   $17.82                  $17.31
---------------------------------------------------------------------------------------------------
12-Month Dividends/Distributions          $2.6258                  $2.8920                 $3.0134
---------------------------------------------------------------------------------------------------
Dividend/Distribution at Period-End       $0.1116                  $0.1194                 $0.1391
---------------------------------------------------------------------------------------------------
Net Assets (mm)                            $322.0                   $305.7                  $294.5
---------------------------------------------------------------------------------------------------

CURRENCY EXPOSURE**                       4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
US Dollar Denominated                        86.4%                    78.4%                   86.7%
---------------------------------------------------------------------------------------------------
Non US Dollar Denominated                    13.6                     21.6                    13.3
---------------------------------------------------------------------------------------------------
TOTAL                                       100.0%                   100.0%                  100.0%
===================================================================================================

TOP 10 COUNTRIES OTHER THAN US**          4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
Argentina                                    15.3%   Brazil           17.6%   Brazil          16.9%
---------------------------------------------------------------------------------------------------
Brazil                                       13.1    Argentina        15.2    Russia          16.2
---------------------------------------------------------------------------------------------------
Russia                                        9.8    Russia           11.2    Mexico          10.2
---------------------------------------------------------------------------------------------------
Mexico                                        9.1    Mexico            7.0    Argentina       10.1
---------------------------------------------------------------------------------------------------
Peru                                          5.3    Qatar             5.7    Qatar            4.6
---------------------------------------------------------------------------------------------------
Philippines                                   4.6    Malaysia          5.5    Turkey           4.5
---------------------------------------------------------------------------------------------------
Malaysia                                      4.1    Philippines       5.4    Germany          3.7
---------------------------------------------------------------------------------------------------
Turkey                                        3.9    Venezuela         3.5    Philippines      3.5
---------------------------------------------------------------------------------------------------
Uruguay                                       3.8    Turkey            3.4    Colombia         3.5
---------------------------------------------------------------------------------------------------
Venezuela                                     3.4    Peru              3.2    Malaysia         2.9
---------------------------------------------------------------------------------------------------
TOTAL                                        72.4%                    77.7%                   76.1%
===================================================================================================

CREDIT QUALITY**                          4/30/06                 10/31/05                 4/30/05
---------------------------------------------------------------------------------------------------
A                                             3.0%                     6.4%                    8.5%
---------------------------------------------------------------------------------------------------
BBB                                          17.6                     18.0                    27.8
---------------------------------------------------------------------------------------------------
BB                                           33.6                     29.4                    32.8
---------------------------------------------------------------------------------------------------
B                                            21.0                     18.8                     5.7
---------------------------------------------------------------------------------------------------
CCC                                           2.8                      1.9                     3.6
---------------------------------------------------------------------------------------------------
Selective Default                               -                        -                     1.8
---------------------------------------------------------------------------------------------------
Non-Rated                                    14.2                     19.4                    10.9
---------------------------------------------------------------------------------------------------
Cash Equivalents                              7.7                      4.6                     8.4
---------------------------------------------------------------------------------------------------
Other assets, less liabilites                 0.1                      1.5                     0.5
---------------------------------------------------------------------------------------------------
TOTAL                                       100.0%                   100.0%                  100.0%
===================================================================================================

 * Prices and other characteristics will vary over time.

** Weightings represent percentages of net assets of the entire Fund as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time. Credit quality ratings shown are based on those assigned by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), to individual portfolio holdings. S&P is an independent ratings agency.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

                                                                              FACE
                                                                             AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------
INTERNATIONAL BONDS -- 91.71%

ARGENTINA -- 14.85%
Banco de Galicia y Buenos Aires
   5.000%, due 01/01/14+ ...........................................   $       8,810,000   $  7,730,775
   8.190%, due 01/01/10++ ..........................................           1,500,000      1,501,500
   11.000%, due 01/01/19+ ..........................................             772,669        836,414
Republic of Argentina++
   3.000%, due 04/30/13 ............................................           2,820,000      2,067,060
Republic of Argentina++ (a)
   4.889%, due 08/03/12 ............................................          20,132,000     16,739,758
Republic of Argentina, DISC++
   5.830%, due 12/31/33 ............................................   ARS    44,931,571     18,952,686
                                                                                           ------------
                                                                                             47,828,193
                                                                                           ------------
BRAZIL -- 12.35%
Brazil Real Credit-Linked Note, 144A @
   12.337%, due 01/05/10 ...........................................   $       6,026,619      4,078,318
   15.495%, due 01/03/07 ...........................................           3,192,333      2,908,498
Brazil Real Credit-Linked Note, 144A
   18.870%, due 01/05/10 ...........................................   BRL    19,570,000      5,623,201
Federal Republic of Brazil
   7.875%, due 03/07/15 ............................................   $       2,140,000      2,305,850
   8.250%, due 01/20/34 ............................................           2,470,000      2,691,065
   8.750%, due 02/04/25 ............................................           7,620,000      8,610,600
   8.875%, due 10/14/19 ............................................           2,080,000      2,397,200
   11.000%, due 01/11/12 ...........................................           6,550,000      8,027,025
Federal Republic of Brazil, EXIT Bond
   6.000%, due 09/15/13 ............................................           3,124,983      3,123,420
                                                                                           ------------
                                                                                             39,765,177
                                                                                           ------------
COLOMBIA -- 1.01%
Republic of Colombia
   10.500%, due 07/09/10 ...........................................   $       2,800,000      3,248,000
                                                                                           ------------
DOMINICAN REPUBLIC -- 2.44%
Republic of Dominican
   9.500%, due 09/27/11 ............................................   $       7,313,619      7,862,140
                                                                                           ------------
ECUADOR -- 2.82%
Republic of Ecuador+
   9.000%, due 08/15/30 ............................................   $       3,840,000      3,974,400
Republic of Ecuador, 144A+
   9.000%, due 08/15/30 ............................................           4,945,000      5,118,075
                                                                                           ------------
                                                                                              9,092,475
                                                                                           ------------

--------------------------------------------------------------------------------
8

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

                                                                              FACE
                                                                             AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------
INTERNATIONAL BONDS -- (CONTINUED)

EL SALVADOR -- 1.73%
Republic of El Salvador
   7.750%, due 01/24/23 ............................................   $       1,290,000   $  1,399,650
   8.250%, due 04/10/32 ............................................           3,870,000      4,179,600
                                                                                           ------------
                                                                                              5,579,250
                                                                                           ------------
INDONESIA -- 2.32%
Indonesia Government Credit-Linked Note, 144A
   11.000%, due 10/15/14 ...........................................   IDR 4,000,000,000        434,903
Republic of Indonesia
   7.250%, due 04/20/15 ............................................   $         581,000        596,978
Republic of Indonesia, 144A
   6.750%, due 03/10/14 ............................................           1,140,000      1,134,300
   6.875%, due 03/09/17 ............................................           1,165,000      1,153,350
   7.250%, due 04/20/15 ............................................           1,459,000      1,499,122
   7.500%, due 01/15/16 ............................................           1,270,000      1,317,625
   8.500%, due 10/12/35 ............................................           1,210,000      1,331,000
                                                                                           ------------
                                                                                              7,467,278
                                                                                           ------------
IRAQ -- 0.80%
Republic of Iraq, 144A
   5.800%, due 01/15/28 ............................................   $       3,790,000      2,586,675
                                                                                           ------------
MALAYSIA -- 4.07%
Johor Corp.
   1.000%, due 07/31/12 ............................................   MYR    43,970,000     13,100,028
                                                                                           ------------
MEXICO -- 9.09%
Conproca S.A. de C.V.
   12.000%, due 06/16/10 ...........................................   $       1,145,000      1,328,200
PEMEX Finance Ltd.
   8.020%, due 05/15/07 ............................................             341,667        345,411
PEMEX Project Funding Master Trust
   8.625%, due 02/01/22 ............................................           9,250,000     10,683,750
United Mexican States
   5.875%, due 01/15/14 ............................................           2,260,000      2,228,360
   7.500%, due 04/08/33 ............................................           8,582,000      9,397,290
   8.300%, due 08/15/31 ............................................           4,450,000      5,284,375
                                                                                           ------------
                                                                                             29,267,386
                                                                                           ------------
PAKISTAN -- 1.03%
Islamic Republic of Pakistan
   6.750%, due 02/19/09 ............................................   $       3,300,000      3,308,250
                                                                                           ------------

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

                                                                              FACE
                                                                             AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------
INTERNATIONAL BONDS -- (CONTINUED)

PERU -- 5.32%
Republic of Peru
   7.350%, due 07/21/25 ............................................   $       1,450,000   $  1,435,500
   8.375%, due 05/03/16 ............................................           1,340,000      1,459,260
   8.750%, due 11/21/33 ............................................           4,400,000      4,961,000
   9.125%, due 02/21/12 ............................................           1,755,000      1,949,805
   9.875%, due 02/06/15 ............................................           1,550,000      1,840,625
Republic of Peru, DISC++
   5.875%, due 03/07/27 ............................................           2,970,000      2,821,500
Republic of Peru, FLIRB++
   5.000%, due 03/07/17 ............................................           2,783,900      2,658,625
                                                                                           ------------
                                                                                             17,126,315
                                                                                           ------------
PHILIPPINES -- 4.63%
National Power Corp.
   9.625%, due 05/15/28 ............................................   $       6,280,000      7,017,900
   9.875%, due 03/16/10 ............................................           3,610,000      3,998,075
Republic of Philippines
   7.750%, due 01/14/31 ............................................           3,870,000      3,899,025
                                                                                           ------------
                                                                                             14,915,000
                                                                                           ------------
QATAR -- 2.89%
State of Qatar
   9.750%, due 06/15/30 ............................................   $       6,540,000      9,319,500
                                                                                           ------------
RUSSIA -- 9.77%
Aries Vermogensverwaltungs, 144A
   9.600%, due 10/25/14 ............................................   $       3,500,000      4,357,500
Russian Federation+
   5.000%, due 03/31/30 ............................................          10,100,000     10,958,500
Russian Federation, 144A+
   5.000%, due 03/31/30 ............................................           9,153,589      9,931,644
Russian Federation
   12.750%, due 06/24/28 ...........................................           1,420,000      2,481,450
Russian Gazprom Credit-Linked Note, 144A
   8.110%, due 01/18/07 ............................................   RUB    34,500,000      1,281,186
Russian Ruble Credit-Linked Note, 144A
   7.580%, due 10/09/07 ............................................          66,000,000      2,450,966
                                                                                           ------------
                                                                                             31,461,246
                                                                                           ------------
SERBIA -- 2.63%
Republic of Serbia+
   3.750%, due 11/01/24 ............................................   $       9,500,000      8,478,750
                                                                                           ------------

--------------------------------------------------------------------------------
10

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

                                                                              FACE
                                                                             AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------
INTERNATIONAL BONDS -- (CONCLUDED)

TURKEY -- 4.69%
Republic of Turkey
   8.000%, due 02/14/34 ............................................   $       7,240,000   $  7,746,800
   9.000%, due 06/30/11 ............................................           3,610,000      4,034,175
Republic of Turkey Credit-Linked Note
   15.000%, due 02/10/10 ...........................................   TRY     1,000,000        826,843
Republic of Turkey Credit-Linked Note 144A @
   0.000%, due 02/11/10 ............................................   $       2,500,000      2,490,075
                                                                                           ------------
                                                                                             15,097,893
                                                                                           ------------
UKRAINE -- 0.72%
ING Bank NV Credit-Linked Note
   11.890%, due 12/30/09 ...........................................   UAH     8,270,000      1,736,453
NAK Naftogaz Ukrainy
   8.125%, due 09/30/09 ............................................   $         600,000        584,250
                                                                                           ------------
                                                                                              2,320,703
                                                                                           ------------
URUGUAY -- 3.81%
Republic of Uruguay
   6.875%, due 01/19/16 ............................................   EUR     7,830,000     10,322,853
   7.625%, due 03/21/36 ............................................   $       1,980,000      1,950,300
                                                                                           ------------
                                                                                             12,273,153
                                                                                           ------------
VENEZUELA -- 3.43%
Republic of Venezuela
   5.375%, due 08/07/10 ............................................   $       1,260,000      1,222,200
   9.375%, due 01/13/34 ............................................           7,730,000      9,809,370
                                                                                           ------------
                                                                                             11,031,570
                                                                                           ------------
VIETNAM -- 1.31%
Socialist Republic of Vietnam, 144A
   6.875%, due 01/15/16 ............................................   $       4,100,000      4,223,000
                                                                                           ------------
Total International Bonds (Cost $278,031,899) ......................                        295,351,982
                                                                                           ------------

                                                                               NUMBER OF
                                                                                 RIGHTS
                                                                               ---------
RIGHTS -- 0.02%

MEXICO -- 0.02%
United Mexican States Value Recovery Rights,
   Series D, Expiration Date 06/30/06 (b) ..........................           1,885,000         12,252
United Mexican States Value Recovery Rights,
   Series E, Expiration Date 06/30/07 (b) ..........................           1,885,000         49,010
                                                                                           ------------
Total Rights (Cost $0) .............................................                             61,262
                                                                                           ------------

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

                                                                               NUMBER OF
                                                                                WARRANTS       VALUE
-------------------------------------------------------------------------------------------------------
WARRANTS -- 0.47%

ARGENTINA -- 0.47%
Republic of Argentina, expires 12/15/35 (c) ........................          51,648,103   $  1,507,726
                                                                                           ------------
Total Warrants (Cost $348,001) .....................................                          1,507,726
                                                                                           ------------

                                                                              FACE
                                                                             AMOUNT
                                                                       -----------------
SHORT-TERM INVESTMENTS -- 7.66%

US GOVERNMENT OBLIGATIONS -- 0.22%
US Treasury Bills,
   4.285%, due 07/06/06 (d) ........................................   $         705,000        699,101
                                                                                           ------------

                                                                                SHARES
                                                                              ----------
OTHER* -- 7.44%
UBS Supplementary Trust -- US Cash Management Prime Fund,
   4.907%** ........................................................          23,951,202     23,951,202
                                                                                           ------------
Total Short-Term Investments (Cost $24,650,709) ....................                         24,650,303
                                                                                           ------------
Total Investments (Cost $303,030,609) -- 99.86% ....................                        321,571,273
Cash and other assets, less liabilities -- 0.14% ...................                            461,506
                                                                                           ------------
Net Assets -- 100.00% ..............................................                       $322,032,779
                                                                                           ============

NOTES TO SCHEDULE OF INVESTMENTS

Note:     The Portfolio of Investments is listed by the issuer's country of origin.
+         Reflects rate at April 30, 2006 on step coupon rate instruments.
++        Reflects rate at April 30, 2006 on floating rate instruments.
@         Reflects annualized yield at April 30, 2006 on zero coupon bonds.
*         Security is issued by a fund that is advised by the same advisor as the Fund.
**        Interest rate reflects yield at April 30, 2006.
(a)       Bond interest in default.
(b) Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(c) Security represents an equity claim linked to Argentina's Gross Domestic Product.
(d) All or a portion of this security was pledged to cover margin requirements for futures contracts.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006 the value of these securities amounted to $51,919,438 or 16.12% of net assets.
ARS       Argentina Peso
BRL       Brazilian Real
DISC      Discount Bond

--------------------------------------------------------------------------------
12

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

EUR        Euro
EXIT Bond  A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
FLIRB      Front Loaded Interest Reduction Bond
IDR        Indonesian Rupiah
MYR        Malaysian Ringgit
RUB        Russian Ruble
TRY        New Turkish Lira
UAH        Ukraine Hryvnia

FORWARD FOREIGN CURRENCY CONTRACTS

Global High Income Dollar Fund Inc. had the following open forward foreign currency contracts as of April 30, 2006:

                                                                                            UNREALIZED
                               CONTRACTS TO            IN                  MATURITY        APPRECIATION/
                                 DELIVER          EXCHANGE FOR              DATES         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
Brazilian Real                  18,500,000      USD     8,632,758          05/25/06        $  (165,854)
--------------------------------------------------------------------------------------------------------
Euro                            18,770,000      USD    22,890,578          07/20/06           (908,281)
--------------------------------------------------------------------------------------------------------
New Turkish Lira                 5,418,347      USD     3,241,026          04/27/07           (589,277)
--------------------------------------------------------------------------------------------------------
United States Dollar             3,528,719      TRY     5,688,347          04/27/07            301,585
--------------------------------------------------------------------------------------------------------
   Total net unrealized depreciation on forward foreign currency contracts                 $(1,361,827)
========================================================================================================

CURRENCY TYPE ABBREVIATIONS:

TRY  New Turkish Lira
USD  United States Dollar

FUTURES CONTRACTS

Global High Income Dollar Fund Inc. had the following open futures contracts as of April 30, 2006:

                                                                                                  UNREALIZED
                                              EXPIRATION                         CURRENT         APPRECIATION/
                                                 DATE           PROCEEDS          VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
INDEX FUTURES PURCHASE CONTRACTS:
10 Year US Treasury Note, 350 contracts       June 2006       $37,013,900      $36,952,344        $  (61,556)
--------------------------------------------------------------------------------------------------------------
INDEX FUTURES SALE CONTRACTS:
5 Year US Treasury Note, 30 contracts         June 2006         3,152,693        3,124,688            28,005
--------------------------------------------------------------------------------------------------------------
30 Year US Treasury Bond, 355 contracts       June 2006        40,123,305       37,929,531         2,193,774
--------------------------------------------------------------------------------------------------------------
   Total net unrealized appreciation on futures contracts                                         $2,160,223
==============================================================================================================

The segregated aggregate market value of investments to cover margin requirements for open futures positions at April 30, 2006 was $699,101.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

International Bonds:
   International Corporate Bonds:
      Capital Markets ................................................     0.11%
      Commercial Banks ...............................................     4.43
      Construction & Engineering .....................................     0.41
      Diversified Financial Services .................................     4.29
      Electric Utilities .............................................     3.42
      Oil & Gas ......................................................     3.50
                                                                         ------
Total International Corporate Bonds ..................................    16.16
   Foreign Government Bonds ..........................................    75.55
                                                                         ------
Total International Bonds ............................................    91.71
Rights ...............................................................     0.02
Warrants .............................................................     0.47
Short-Term Investments ...............................................     7.66
                                                                         ------
Total Investments ....................................................    99.86
Cash and other assets, less liabilities ..............................     0.14
                                                                         ------
Net Assets ...........................................................   100.00%
                                                                         ------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------
ASSETS:

Investments in securities of unaffiliated issuers, at value
   (cost - $279,079,407)                                            $297,620,071
------------------------------------------------------------------------------------------------
Investments in securities of a related entity, at value
   (cost - $23,951,202)                                               23,951,202
------------------------------------------------------------------------------------------------
Total investments                                                                    321,571,273
------------------------------------------------------------------------------------------------
Cash                                                                                     408,938
------------------------------------------------------------------------------------------------
Foreign currency, at value (cost - $154,335)                                             157,164
------------------------------------------------------------------------------------------------
Interest receivable                                                                    4,254,255
------------------------------------------------------------------------------------------------
Due from broker                                                                        1,023,309
------------------------------------------------------------------------------------------------
Unrealized appreciation on forward foreign currency contracts                            301,585
------------------------------------------------------------------------------------------------
Unrealized appreciation on swap agreements                                               846,362
------------------------------------------------------------------------------------------------
Other assets                                                                              16,071
------------------------------------------------------------------------------------------------
Total assets                                                                         328,578,957
------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for investments purchased                                                      3,829,850
------------------------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency contracts                          1,663,412
------------------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                          305,869
------------------------------------------------------------------------------------------------
Other payable                                                                            548,243
------------------------------------------------------------------------------------------------
Director's fees payable                                                                    3,010
------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                   195,794
------------------------------------------------------------------------------------------------
Total liabilities                                                                      6,546,178
------------------------------------------------------------------------------------------------
NET ASSETS:

Capital stock - $0.001 par value; 100,000,000 shares authorized;
   21,591,836 shares issued and outstanding                                          299,244,249
------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                      (6,553,082)
------------------------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions                             9,403,018
------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, swaps,
   forward foreign currency transactions and other assets
   and liabilities denominated in foreign currencies                                  19,938,594
------------------------------------------------------------------------------------------------
Net assets                                                                          $322,032,779
------------------------------------------------------------------------------------------------
Net asset value per share                                                                 $14.91
================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF OPERATIONS

                                                                        For the Six
                                                                       Months Ended
                                                                      April 30, 2006
                                                                       (unaudited)
------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income net of foreign witholding taxes of $32,630                $9,695,775
------------------------------------------------------------------------------------
Affiliated interest                                                          341,129
------------------------------------------------------------------------------------
   Total income                                                           10,036,904
------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                1,963,364
------------------------------------------------------------------------------------
Custody and accounting fees                                                  127,072
------------------------------------------------------------------------------------
Reports and notices to shareholders                                           42,566
------------------------------------------------------------------------------------
Professional fees                                                             42,494
------------------------------------------------------------------------------------
Transfer agency fees                                                          12,397
------------------------------------------------------------------------------------
Listing fees                                                                  11,745
------------------------------------------------------------------------------------
Directors' fees                                                                6,722
------------------------------------------------------------------------------------
Other expenses                                                                16,384
------------------------------------------------------------------------------------
   Total expenses                                                          2,222,744
------------------------------------------------------------------------------------
Less: Fee waivers by investment advisor and administrator                   (144,325)
------------------------------------------------------------------------------------
Net expenses                                                               2,078,419
------------------------------------------------------------------------------------
Net investment income                                                      7,958,485
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:

Net realized gain (loss) from:
   Investment transactions                                                 9,320,813
------------------------------------------------------------------------------------
   Futures                                                                 1,089,696
------------------------------------------------------------------------------------
   Foreign currency transactions                                            (177,332)
------------------------------------------------------------------------------------
   Swap agreements                                                          (113,840)
------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) of:
   Investments                                                             4,251,554
------------------------------------------------------------------------------------
   Futures                                                                   967,630
------------------------------------------------------------------------------------
   Swap agreements                                                           773,899
------------------------------------------------------------------------------------
   Other assets, liabilities and forward foreign currency transactions      (942,061)
------------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities              15,170,359
------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     $23,128,844
====================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

GLOBAL HIGH INCOME DOLLAR FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                          For the Six
                                                          Months Ended            For the
                                                         April 30, 2006         Year Ended
                                                          (unaudited)        October 31, 2005
---------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                        $7,958,485           $19,853,788
---------------------------------------------------------------------------------------------
Net realized gain from investment transactions                9,320,813            34,163,837
---------------------------------------------------------------------------------------------
Net realized gain (loss) from futures and
   foreign currency transactions                                912,364              (251,180)
---------------------------------------------------------------------------------------------
Net realized gain (loss) from swap agreements                  (113,840)               56,487
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
---------------------------------------------------------------------------------------------
   Investments                                                4,251,554           (12,780,742)
---------------------------------------------------------------------------------------------
   Futures                                                      967,630             1,471,180
---------------------------------------------------------------------------------------------
   Swap Agreements                                              773,899                72,463
---------------------------------------------------------------------------------------------
   Other assets, liabilities and forward foreign
   currency transactions                                       (942,061)              (37,034)
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         23,128,844            42,548,799
---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income                                       (14,326,555)          (31,225,937)
---------------------------------------------------------------------------------------------
Net realized gains                                          (23,455,902)          (24,993,580)
---------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (37,782,457)          (56,219,517)
---------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:

Proceeds from shares issued through rights
   offering (net of offering costs of $389,000)              30,997,694                    --
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   capital shares transactions                               30,997,694                    --
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        16,344,081           (13,670,718)
---------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                         305,688,698           319,359,416
---------------------------------------------------------------------------------------------
End of period                                               322,032,779           305,688,698
---------------------------------------------------------------------------------------------
Distributions in excess of net investment income            ($6,553,082)            ($185,012)
---------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Global High Income Dollar Fund Inc. (the "Fund") was incorporated in Maryland on February 23, 1993 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with it's primary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's

--------------------------------------------------------------------------------
18

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

Board of Directors (the "Board"). All investments quoted in foreign currencies will be valued weekly in US dollars on the basis of the foreign currency exchange rates. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty day or less remaining to maturity, unless the Board determines that this does not represent fair value.

Prior to November 1, 2005, foreign currency exchange rates were generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occurred between the time at which they were determined and the close of the NYSE, which would not have been reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time periods, the securities were valued at their fair value as determined in good faith by or under the direction of the Board. Effective November 1, 2005, the Fund began using the foreign currency exchange rates determined as of the close of regular trading on the NYSE.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

FOREIGN CURRENCY TRANSLATION--Prior to November 1, 2005, the books and records of the Fund were maintained in US dollars using the WM/Reuters closing spot rates as of 4:00 pm London time. Effective November 1, 2005, the Fund began using the foreign currency exchange rates determined as of the close of regular trading on the NYSE. For purposes of calculating the US dollar equivalent value of a non-US dollar denominated obligation, foreign currency amounts are translated into US dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing at the end of the Fund's fiscal period; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

Although the net assets and the market value of the Fund's portfolio are presented at the foreign exchange rates at the end of the Fund's fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with US federal income tax regulations.

FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the US dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have been sold or matured.

FUTURES CONTRACTS--The Fund may use financial futures contracts for hedging purposes and to adjust exposure to US and foreign fixed income markets in connection with a reallocation of the Fund's assets or to manage the average duration of the Fund. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times. Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value.

--------------------------------------------------------------------------------
20

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

Upon entering into a financial futures contract, the Fund is required to deliver to a broker an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures.

SWAP AGREEMENTS--Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

At April 30, 2006, the Fund had outstanding total return swap contracts with the following terms:

                                          PAYMENTS          PAYMENTS
                      TERMINATION          MADE BY         RECEIVED BY        UNREALIZED
NOTIONAL AMOUNT           DATE            THE FUND          THE FUND         APPRECIATION
-----------------------------------------------------------------------------------------
USD   4,480,000        07/27/07            3.56708%*        11.75%+            $ 64,616
-----------------------------------------------------------------------------------------
EUR   4,110,000        07/27/07            2.35975**        11.00++             749,791
-----------------------------------------------------------------------------------------
RUB  34,500,000        10/09/07         $1,396,580^          7.58#               31,955
=========================================================================================

CURRENCY TYPE ABBREVIATIONS:

EUR  Euro
RUB  Russian Ruble
USD  United States Dollar
*    Rate based on 6 month LIBOR (USD - BBA)
**   Rate based on 12 month LIBOR (EUR - BBA) plus 29 basis points.
+ Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 05/15/2011.
++ Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/2012.
^    Payment made on 09/27/05 to fully fund the swap.
#    Rate is equal to the total return on the OAO Gazprom 7.58% bond, due
     10/09/07.
BBA  British Banking Association

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with US federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR AND OTHER TRANSACTIONS WITH RELATED
ENTITIES

UBS Global Asset Management (US) Inc., ("UBS Global AM--US") served as the Fund's Investment Advisor and Administrator until April 1, 2006. On April 1, 2006, the Fund's Investment Advisory and Administration Contract ("Advisory Contract") was transferred from UBS Global AM--US to UBS Global Asset Management (Americas) Inc. (UBS Global AM--Americas").

The transfer of the Advisory Contracts between sister companies occurred in connection with an internal reorganization involving UBS Global AM--US and UBS Global AM--Americas. The Fund's Board of Directors approved the transfer of the Advisory Contract effective April 1, 2006. All of the personnel of UBS Global AM--US who previously provided investment advisory services to the Fund continue to provide investment advisory services to the Fund as employees of UBS Global AM--Americas. UBS Global AM--Americas has the same contractual rights and responsibilities under the Advisory and Administration Contract as those previously held by

--------------------------------------------------------------------------------
22

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

UBS Global AM--US. UBS Global AM--US and UBS Global AM--Americas are both indirect wholly owned subsidiaries of UBS AG.

In accordance with the Advisory Contract, the Fund pays UBS Global AM--Americas an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund's average weekly net assets. Beginning August 1, 2005, UBS Global AM--US (and UBS Global AM--Americas as successor advisor/administrator) has agreed to waive compensation otherwise payable to it to reduce the fee it receives under the Advisory Contract so that it is paid at the following rates:

AVERAGE WEEKLY NET ASSETS                         ADVISORY FEE
--------------------------------------------------------------
Up to $200 million                                   1.25%
--------------------------------------------------------------
Above $200 million                                   1.00%
==============================================================

The waiver will continue indefinitely unless the Board agrees to any change. At April 30, 2006, the Fund owed UBS Global AM--Americas $305,869, which is composed of $330,143 of investment advisory and administration fees less fees waived of $24,274. For the six months ended April 30, 2006, UBS Global AM--Americas waived $144,325 of investment advisory and administration fees from the Fund.

The Fund invests in shares of the UBS Supplementary Trust -- US Cash Management Prime Fund ("Supplementary Trust"). Supplementary Trust is a business trust managed by UBS Global AM--Americas.

The Fund pays no management fees to Supplementary Trust. Distributions from Supplementary Trust are reflected as interest income on the statement of operations.

Amounts relating to those investments at April 30, 2006 and for the period ended are summarized as follows:

                                                                                       % OF
                                                SALES        INTEREST                   NET
FUND                            PURCHASES      PROCEEDS       INCOME        VALUE     ASSETS
--------------------------------------------------------------------------------------------
UBS Supplementary Trust --
  US Cash Management
  Prime Fund                  $122,530,833   $112,225,314    $341,129    $23,951,202   7.44%
============================================================================================

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in his becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. UBS Global AM--Americas may execute Fund portfolio transactions through Morgan Stanley based on that firm's ability to provide best execution of the transactions. For the six months ended April 30, 2006, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $2,522,299. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM--Americas, UBS Global AM--Americas believes that under normal circumstances it represents a small portion of the total value of the transactions.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the lending agent for each Fund. For the period ended April 30, 2006, the Fund did not have any securities on loan and the Fund did not owe UBS Securities LLC compensation as the Fund's lending agent.

RIGHTS OFFERING

During the six months ended April 30, 2006, the Fund issued 2,152,169 shares in connection with a rights offering of the Fund's common stock. Shareholders of record on November 10, 2005, were issued one

--------------------------------------------------------------------------------
24

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

non-transferable right for each share of common stock owned, entitling shareholders the opportunity to acquire one newly issued share of common stock for every three rights held. The rights offering commenced on November 10, 2005 and expired on December 20, 2005. The subscription price per share was the greater of (i) the net asset value ("NAV") per share on December 20, 2005 (the "expiration date") or (ii) 95% of the volume weighted average share price on the New York Stock Exchange on the expiration date and four preceding business days. The subscription price of the offer was $14.58. Offering costs attributed to the rights offering in the amount of $389,000 were charged against additional paid-in-capital.

CAPITAL STOCK

There are 100,000,000 shares of $0.001 par value common stock authorized and 21,591,836 shares outstanding at April 30, 2006. For the year ended October 31, 2005 and for the six months ended April 30, 2006, the Fund did not repurchase any shares of common stock. Transactions in shares of common stock were as follows:

                                                 SHARES           AMOUNT
--------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2006:
Shares issued through rights offering          2,152,169       $30,997,694
==========================================================================

PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2006, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $154,475,680 and $160,035,132 respectively.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended October 31, 2005 were as follows:

DISTRIBUTIONS PAID FROM:
-------------------------------------------------------------------------------
Ordinary income                                                     $31,225,937
-------------------------------------------------------------------------------
Net realized long-term capital gains                                 24,993,580
-------------------------------------------------------------------------------
                                                                    $56,219,517
===============================================================================

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

At October 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income                                   $6,575,976
--------------------------------------------------------------------------
Undistributed long-term capital gains                           17,879,944
--------------------------------------------------------------------------
Net unrealized appreciation                                     12,838,324
--------------------------------------------------------------------------
Total accumulated earnings                                     $37,294,244
==========================================================================

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ended October 31, 2006.

The difference between book-basis and tax-basis net unrealized appreciation of investments is attributable to premium amortization adjustments and wash sales.

During the fiscal year ended October 31, 2005, the Fund had no capital loss carry-forwards to offset current year gains.

For federal income tax purposes, which was substantially the same as book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at April 30, 2006 were as follows:

Tax cost of investments                                                  $303,030,609
=====================================================================================
Gross appreciation (investments having an excess of value over cost)      $19,828,332
-------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)       (1,287,668)
-------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                $18,540,664
=====================================================================================

To reflect reclassifications arising from permanent "book/tax" differences for the year ended October 31, 2005, accumulated undistributed net investment income was increased by $11,470,084, and accumulated net realized gain from investment activities was decreased by $11,470,084.

The difference is primarily due to tax treatment of paydown gains and losses, distributions in excess of net investment income and adjustments for certain debt obligations.

--------------------------------------------------------------------------------
26

GLOBAL HIGH INCOME DOLLAR FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                           FOR THE SIX
                                          MONTHS ENDED            FOR THE YEARS ENDED OCTOBER 31,
                                         APRIL 30, 2006    ---------------------------------------------
                                           (UNAUDITED)       2005        2004        2003        2002+
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $15.72         $16.43      $15.92      $14.14      $14.16
--------------------------------------------------------------------------------------------------------
Net investment income                           0.38           1.02        0.98        1.02        1.04
--------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gains from investment activities             0.71*          1.17        1.27        2.44        0.52
--------------------------------------------------------------------------------------------------------
Net increase from investment operations         1.09*          2.19        2.25        3.46        1.56
--------------------------------------------------------------------------------------------------------
Dividends from net investment income           (0.69)(2)      (1.61)      (0.97)      (1.13)      (1.31)
--------------------------------------------------------------------------------------------------------
Distributions from net realized
   gains from investment transactions          (1.21)(2)      (1.29)      (0.77)      (0.53)         --
--------------------------------------------------------------------------------------------------------
Distributions from paid-in-capital                --             --          --       (0.02)      (0.27)
--------------------------------------------------------------------------------------------------------
Total dividends and distributions
   to shareholders                             (1.90)         (2.90)      (1.74)      (1.68)      (1.58)
--------------------------------------------------------------------------------------------------------
Net increase in net asset value
   resulting from repurchase of
   common stock                                   --             --          --          --          --
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $14.91         $15.72      $16.43      $15.92      $14.14
--------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                   $15.50         $17.82      $18.31      $17.07      $13.87
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                     (1.91)%        13.25%      18.68%      36.52%      19.38%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)           $322,033       $305,689    $319,359    $309,516    $274,968
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average
   net assets:
--------------------------------------------------------------------------------------------------------
Before fee waivers by advisor                   1.42%**        1.43%       1.40%       1.43%       1.43%
--------------------------------------------------------------------------------------------------------
After fee waivers by advisor                    1.32%**        1.41%       1.40%       1.43%       1.43%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income
   to average net assets:
--------------------------------------------------------------------------------------------------------
Before fee waivers by advisor                   4.97%**        6.47%       6.18%       6.66%       7.23%
--------------------------------------------------------------------------------------------------------
After fee waivers by advisor                    5.07%**        6.49%       6.18%       6.66%       7.23%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           52%           160%        140%         53%         57%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

* Calculated using the average monthly shares outstanding for the period. ** Annualized.
1 Total investment return is calculated assuming a purchase of $10,000 of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions or the deduction of taxes that a shareholder would pay on Fund dividends/distributions or a sale of Fund shares.
2 The actual sources of the Fund's fiscal year 2006 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination or the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. Shareholders will be informed on the tax characteristics of dividends/distributions after the close of the 2006 fiscal year.
+ As required, effective as of November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains from investment activities per share by $0.02, and decrease the ratio of net investment income to average net assets from 7.35% to 7.23%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
28

GLOBAL HIGH INCOME DOLLAR FUND INC.

TAX INFORMATION (UNAUDITED)

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting. Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2006. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2007. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Global High Income Dollar Fund Inc. (the "Fund") is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its primary objective. The Fund's investment advisor and administrator is UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "GHI." Comparative net asset value and market price information about the Fund is published weekly in various publications.

SHAREHOLDER MEETING INFORMATION

An annual meeting of shareholders of the Fund was held on February 3, 2006. At the meeting, Richard Q. Armstrong, David J. Beaubien, Alan S. Bernikow, Richard
R. Burt, Meyer Feldberg, Bernard H. Garil and Heather R. Higgins were elected to serve as board members until the next annual meeting of shareholders, or until their successors are duly elected and qualified or until they retire, resign or are earlier removed. The shares were voted as indicated below:

                                                                                SHARES
                                                              SHARES           WITHHOLD
TO VOTE FOR OR WITHHOLD AUTHORITY IN THE ELECTION OF:        VOTED FOR         AUTHORITY
-----------------------------------------------------------------------------------------
Richard Q. Armstrong                                      16,655,644.631      391,675.643
-----------------------------------------------------------------------------------------
David J. Beaubien                                         16,650,153.631      397,166.643
-----------------------------------------------------------------------------------------
Alan S. Bernikow                                          16,663,834.672      383,485.602
-----------------------------------------------------------------------------------------
Richard R. Burt                                           16,659,094.631      388,225.643
-----------------------------------------------------------------------------------------
Meyer Feldberg                                            16,664,925.631      382,394.643
-----------------------------------------------------------------------------------------
Bernard H. Garil                                          16,696,346.631      350,973.643
-----------------------------------------------------------------------------------------
Heather R. Higgins                                        16,644,979.672      402,340.602
-----------------------------------------------------------------------------------------

The Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.)

--------------------------------------------------------------------------------
30

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures, and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov.)

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund's market price exceeds its net asset value; a portion of a dividend may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027. Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331 1710.

DISTRIBUTION POLICY

The Fund's Board adopted a managed distribution policy in December 1999. Pursuant to the policy as in effect from December 1999 through early May 2005, the Fund made regular monthly distributions at an annualized rate equal to 11% of the Fund's net asset value, as determined as of the last trading day during the first week of that month (usually a Friday

--------------------------------------------------------------------------------
32

GLOBAL HIGH INCOME DOLLAR FUND INC.

GENERAL INFORMATION (UNAUDITED)

unless the NYSE is closed that Friday). The Board approved reducing the annualized rate for distribution pursuant to the policy from 11% to 9% effective beginning with the June 2005 monthly distribution. Prior to December 20, 1999, the Fund's distributions varied based on the Fund's net investment income and realized capital gains or losses. The Fund's Board may change or terminate the managed distribution policy at any time; any such change or termination may have an adverse effect on the market price for the Fund's shares.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would make an additional distribution in the amount of that excess near the end of the fiscal year. To the extent that the aggregate amount distributed by the Fund (based on a percentage of its net assets) exceeds its current and accumulated earnings and profits, the amount of that excess would constitute a return of capital or net realized capital gains for tax purposes.

Monthly distributions based on a fixed percentage of the Fund's net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund's Board will reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made no less frequently than annually.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

BACKGROUND--At a meeting of the board of Global High Income Dollar Fund Inc. (the "Fund") on February 8, 2006, the members of the board, including the board members who are not "interested persons" of the Fund ("Independent Directors"), as defined in the Investment Company Act of 1940, as amended, considered and approved the transfer of the current Investment Advisory and Administration Agreement between the Fund and UBS Global Asset Management (US) Inc. ("UBS Global AM") to UBS Global Asset Management (Americas) Inc. ("UBS Global Americas"), an affiliate of UBS Global AM. The board received information and materials about the proposed transfer both at its November 2005 meeting and at its February 2006 meeting. In considering the approval of the transfer of the Investment Advisory and Administration Agreement (such transfer referred to as the "New Investment Advisory and Administration Agreement"), the board reviewed a memorandum from UBS Global AM explaining the reasons for the proposed transfer, including that the transfer would result in management efficiencies and eliminate the duplication of functions that had resulted from having two registered investment advisors, UBS Global AM and UBS Global Americas, providing investment advisory services to the UBS funds. The board also reviewed material provided by UBS Global AM on UBS Global Americas, including that the current portfolio managers for the Fund would not change as a result of the transfer from UBS Global AM to UBS Global Americas. The board also noted management's explanation that any expenses resulting from the transfer would be borne by UBS Global AM, and not the Fund. The board also received and reviewed a draft of an opinion to be provided by Dechert LLP, counsel to the Fund, that the proposed transfer would not be considered an "assignment" of the existing investment advisory contract under the Investment Company Act of 1940, as amended, because
(1) there would be no change of actual control of the investment advisor to the Fund; (2) there would be no change of management of the investment advisor to the Fund; (3) the nature, quality and extent of the investment advisory services provided by UBS Global AM under the current Investment Advisory and Administration Agreement would not change as a result of the transfer; (4) the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques currently employed by UBS Global AM portfolio managers or other investment professionals in providing services to the Fund; and (5) there would be no change to any of the material terms of the Investment Advisory and Administration Agreements as a result of the transfer. The board took note of its knowledge of UBS Global AM and

--------------------------------------------------------------------------------
34

GLOBAL HIGH INCOME DOLLAR FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

its affiliates, including UBS Global Americas, and the current Investment Advisory and Administration Agreement for the Fund, including the extensive materials it had reviewed at its annual contract renewal meeting in the summer of 2005 for the Fund, and noted that it had at that time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the New Investment Advisory and Administration Agreement, the board considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE NEW INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT--The board took note that at its last annual contract renewal meeting for the Fund, in connection with its review of the Fund's advisory and distribution agreements, it had received and considered extensive information regarding the nature, extent and quality of management services generally provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement, and a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board considered management's explanation that UBS Global Americas would provide identical services under the New Investment Advisory and Administration Agreement as were provided by UBS Global AM under the current Investment Advisory and Administration Agreement. The board's evaluation of the services to be provided by UBS Global Americas to the Fund took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of investment management and other capabilities and the quality of administrative and other services, and considered that based on the materials presented to them these services would remain the same. The board also considered, based on its knowledge of UBS Global AM and UBS Global Americas, the financial resources available to UBS Global Americas and its parent organization, UBS AG, one of the leading financial services companies in the world.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Fund under the New Investment Advisory and Administration Agreement.

--------------------------------------------------------------------------------

GLOBAL HIGH INCOME DOLLAR FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

MANAGEMENT FEES--The board noted that the current contractual management fee for the Fund under the current Investment Advisory and Administration Agreement was not proposed to be changed under the New Investment Advisory and Administration Agreement. The board also considered that at its most recent annual contract renewal meeting during the summer of 2005 it had received and reviewed information on the contractual management fee payable by the Fund to UBS Global AM, including information on management fees paid by comparable funds. The board recognized that the current fee arrangements would not change as a result of the transfer.

Taking all of the above into consideration, the board determined that the proposed contractual management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Fund under the New Investment Advisory and Administration Agreement.

FUND PERFORMANCE--The board took into consideration the reports on Fund performance received by the board at each meeting and the more extensive review and discussion of Fund performance at its most recent annual contract renewal meeting. The board also noted that the transfer would not result in any change in the fundamental investment processes, investment strategies or investment techniques of the Fund and that no changes in the current Fund personnel overseeing Fund management were proposed or anticipated as a result of the transfer.

Based on its prior review and the more updated performance information provided, the board concluded that the Fund's investment performance was satisfactory.

ADVISOR PROFITABILITY--As UBS Global Americas would be a new advisor to the Fund, profitability of UBS Global Americas in providing services to the Fund was not a primary factor considered by the board. The board did note that at its most recent annual contract renewal meeting it received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund and had determined at that time that UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund. The board also recognized that the management fee would not change as a result of the transfer and the services provided to the Fund by UBS Global Americas would be identical to those currently provided by UBS Global AM, making the profitability data received at its last contract renewal meeting still of

--------------------------------------------------------------------------------
36

GLOBAL HIGH INCOME DOLLAR FUND INC.

BOARD APPROVAL OF INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT (UNAUDITED)

some relevance. UBS Global AM also noted management's explanation that a significant benefit of the transfer of the Investment Advisory and Administration Agreement to UBS Global Americas was to reduce a regulatory capital requirement imposed on UBS Global AM, which was expected to permit the eventual transfer of certain financial assets owned by UBS Global AM to satisfy regulatory requirements to other parts of UBS AG for other corporate purposes.

ECONOMIES OF SCALE--The board noted that it had previously considered whether economies of scale in the provision of services to the Fund would be passed along to the shareholders during its most recent consideration of the annual renewal of the Investment Advisory and Administration Agreement and did not see the need to reconsider this factor again in the context of the transfer of the agreement to a sister investment advisor.

OTHER BENEFITS TO UBS GLOBAL AMERICAS--The board considered other benefits received by UBS Global Americas and its affiliates as a result of its proposed relationship with the Fund, including the potential opportunity to offer additional products and services to Fund shareholders. The board also considered the benefits to be realized when certain assets of UBS Global AM were freed from certain regulatory requirements and were available to be paid as a dividend from one part of UBS AG to another part of UBS AG for such purposes as UBS AG deemed appropriate.

In light of the costs of providing investment management, administrative and other services to the Fund and UBS Global America's expected ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global Americas and its affiliates received or would receive were considered reasonable.

In light of all of the foregoing, the board approved the New Investment Advisory and Administration Agreement for the Fund.

No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the New Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the New Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM or UBS Global Americas were present.

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DIRECTORS

Richard Q. Armstrong                        Meyer Feldberg
Chairman
                                            Bernard H. Garil
David J. Beaubien
                                            Heather R. Higgins
Alan S. Bernikow

Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                             John Penicook
President                                   Vice President

Mark F. Kemper                              Uwe Schillhorn
Vice President and Secretary                Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent registered accountants who do not express an opinion thereon.

(C) 2006 UBS Global Asset Management (Americas) Inc. All rights reserved.

[LOGO OF UBS] UBS

                                                                   -------------
                                                                     PRESORTED
                                                                      STANDARD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                   COMPUTERSHARE
                                                                   -------------

              UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
              51 West 52nd Street
              New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
--------------------------------------------------------------------------

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Richard Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

  (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

  (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

  (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

  (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

  (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - The registrant has not engaged in such a solicitation during the period covered by this report.

  (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  July 7, 2006
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  July 7, 2006
       ------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  July 7, 2006
       ------------